Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 5,908	$ 5,732	$ 5,490
Other Comprehensive Income (Loss)
Changes in unrealized gains and losses on securities available-for-sale	764	(1,223)	715
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	1	8	12
Changes in unrealized gains and losses on derivative hedges	(41)	37	(74)
Foreign currency translation	(4)	(34)	14
Changes in unrealized gains and losses on retirement plans	(733)	590	(543)
Reclassification to earnings of realized gains and losses	297	373	325
Income taxes related to other comprehensive income	(109)	101	(172)
Total other comprehensive income (loss)	175	(148)	277
Comprehensive income	6,083	5,584	5,767
Comprehensive (income) loss attributable to noncontrolling interests	(57)	104	157
Comprehensive income attributable to U.S. Bancorp	$ 6,026	$ 5,688	$ 5,924